Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Product revenue	$ 447,000	$ 22,000	$ 387,555	$ 0
Government grant revenue			219,917	0
Total revenue			607,472	0
Cost of goods sold	461,000	18,000	352,683	0
Gross profit (loss)	(14,000)	4,000	254,789	0
Expenses
Research and development	1,772,000	878,000	4,536,244	2,242,216
Sales and marketing	538,000	260,000	1,737,470	252,359
General and administrative	1,939,000	1,292,000	6,140,821	2,665,154
Total expenses	4,249,000	2,430,000	12,414,535	5,159,729
Operating loss	(4,263,000)	(2,426,000)	(12,159,746)	(5,159,729)
Interest and other income (expense)
Interest income			0	1,085
Other expense	(2,000)	0	(183,565)	(7,243)
Interest expense, net	0	(1,000)	0	(4,130,394)
Change in fair value of warrants liabilities (expense)	1,170,000	(6,174,000)	(515,860)	(3,941,335)
Cease-use expense	(94,000)	0
Inducement charge for Series C warrants	0	(3,050,000)	(3,049,375)	0
Interest and other income (expense), net	1,074,000	(9,225,000)
Net loss	$ (3,189,000)	$ (11,651,000)	$ (15,908,546)	$ (13,237,616)
Basic and diluted net loss per common share (in dollars per share)	$ (0.22)	$ (1.67)	$ (1.69)	$ (10.42)
Weighted-average common shares outstanding used to calculate basic and diluted net loss per common share (in shares)	14,796,119,000	6,965,483,000	9,425,880	1,270,033